Cost of goods sold and services rendered - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Cost of Goods Sold and Services Rendered [Roll Forward]
Finished goods at beginning of period	$ 79,758	$ 61,888	$ 68,191
Adjustment of opening net book amount for the application of IAS 29			208,178
Cost of production of manufactured products	688,327	582,902	606,333
Purchases	68,731	123,476	186,137
Agricultural produce	124,330	127,097	138,934
Transfer to raw material	(35,757)	(24,375)	(14,352)
Direct agricultural selling expenses	15,752	12,629	22,940
Tax recoveries	(32,995)	(32,380)	(28,478)
Changes in net realizable value of agricultural produce after harvest	1,825	(909)	8,852
Finished goods at end of period	65,278	79,758	61,888
Exchange differences	(9,346)	(15,706)	(7,244)
Cost of goods sold and services rendered, and direct agricultural selling expenses	671,173	609,965	766,727
IAS 29
Cost of Goods Sold and Services Rendered [Roll Forward]
Adjustment of opening net book amount for the application of IAS 29				$ 1,396
Sugar, Ethanol and Energy
Cost of Goods Sold and Services Rendered [Roll Forward]
Finished goods at beginning of period	39,937	32,266	49,601
Purchases	44,577	43,531	93,106
Agricultural produce	0	0	1,015
Transfer to raw material	0	0	0
Direct agricultural selling expenses	0	0	0
Tax recoveries	(32,995)	(32,380)	(28,478)
Changes in net realizable value of agricultural produce after harvest	0	0	0
Finished goods at end of period	36,864	39,937	32,266
Exchange differences	(9,053)	(4,359)	(336)
Cost of goods sold and services rendered, and direct agricultural selling expenses	360,566	348,616	461,506
Sugar, Ethanol and Energy | IAS 29
Cost of Goods Sold and Services Rendered [Roll Forward]
Adjustment of opening net book amount for the application of IAS 29				0
Crops | Farming
Cost of Goods Sold and Services Rendered [Roll Forward]
Finished goods at beginning of period	29,144	21,146	13,117
Purchases	21,715	63,533	82,842
Agricultural produce	108,732	104,941	102,734
Transfer to raw material	(35,757)	(24,375)	(12,998)
Direct agricultural selling expenses	15,752	12,629	22,940
Tax recoveries	0	0	0
Changes in net realizable value of agricultural produce after harvest	1,825	(909)	8,852
Finished goods at end of period	17,830	29,144	21,146
Exchange differences	(1,023)	(8,857)	(5,604)
Cost of goods sold and services rendered, and direct agricultural selling expenses	156,510	156,936	196,302
Crops | Farming | IAS 29
Cost of Goods Sold and Services Rendered [Roll Forward]
Adjustment of opening net book amount for the application of IAS 29				42
Rice | Farming
Cost of Goods Sold and Services Rendered [Roll Forward]
Finished goods at beginning of period	9,507	8,476	5,473
Purchases	3,095	15,540	7,779
Agricultural produce	0	0	0
Transfer to raw material	0	0	(1,354)
Direct agricultural selling expenses	0	0	0
Tax recoveries	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Finished goods at end of period	5,805	9,507	8,476
Exchange differences	768	(2,490)	(1,304)
Cost of goods sold and services rendered, and direct agricultural selling expenses	73,951	74,973	71,087
Rice | Farming | IAS 29
Cost of Goods Sold and Services Rendered [Roll Forward]
Adjustment of opening net book amount for the application of IAS 29				1,354
Dairy | Farming
Cost of Goods Sold and Services Rendered [Roll Forward]
Finished goods at beginning of period	1,170	0	0
Purchases	(656)	872	2,410
Agricultural produce	12,146	20,879	34,569
Transfer to raw material	0	0	0
Direct agricultural selling expenses	0	0	0
Tax recoveries	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Finished goods at end of period	4,779	1,170	0
Exchange differences	(38)	0	0
Cost of goods sold and services rendered, and direct agricultural selling expenses	76,694	28,127	36,979
Dairy | Farming | IAS 29
Cost of Goods Sold and Services Rendered [Roll Forward]
Adjustment of opening net book amount for the application of IAS 29				0
All other segments | Farming
Cost of Goods Sold and Services Rendered [Roll Forward]
Finished goods at beginning of period	0	0	0
Purchases	0	0	0
Agricultural produce	3,452	1,277	616
Transfer to raw material	0	0	0
Direct agricultural selling expenses	0	0	0
Tax recoveries	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Finished goods at end of period	0	0	0
Exchange differences	0	0	0
Cost of goods sold and services rendered, and direct agricultural selling expenses	3,452	1,313	853
All other segments | Farming | IAS 29
Cost of Goods Sold and Services Rendered [Roll Forward]
Adjustment of opening net book amount for the application of IAS 29				$ 0
Cost of production of manufactured products
Cost of Goods Sold and Services Rendered [Roll Forward]
Cost of production of manufactured products	524,153	436,607	453,635
Cost of production of manufactured products | Sugar, Ethanol and Energy
Cost of Goods Sold and Services Rendered [Roll Forward]
Cost of production of manufactured products	354,964	349,495	378,864
Cost of production of manufactured products | Crops | Farming
Cost of Goods Sold and Services Rendered [Roll Forward]
Cost of production of manufactured products	33,952	17,930	5,565
Cost of production of manufactured products | Rice | Farming
Cost of Goods Sold and Services Rendered [Roll Forward]
Cost of production of manufactured products	66,386	61,600	68,969
Cost of production of manufactured products | Dairy | Farming
Cost of Goods Sold and Services Rendered [Roll Forward]
Cost of production of manufactured products	68,851	7,546	0
Cost of production of manufactured products | All other segments | Farming
Cost of Goods Sold and Services Rendered [Roll Forward]
Cost of production of manufactured products	$ 0	$ 36	$ 237